Debt - Narrative (Details)	1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument [Line Items]
Principal amount of long-term debt purchased						$ 5,956,000,000	$ 1,621,000,000	$ 1,651,000,000
Deferred principal payment amount			$ 1,000,000,000
Cumulative deferred principal amount						1,700,000,000
Debt instrument, convertible, equity component minimum threshold						5,000,000,000
Debt instrument, convertible, liquidity component minimum threshold						$ 1,000,000,000
Debt Instrument, Debt Covenant, Period One
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio						2.0
Debt Instrument, Debt Covenant, Period Two
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio						2.5
Debt Instrument, Debt Covenant, Period Three
Debt Instrument [Line Items]
Debt instrument, debt covenant, required interest coverage covenant, ratio						3.0
Debt Instrument, Debt Covenant, Period Four
Debt Instrument [Line Items]
Debt instrument, debt covenant, required debt to capital covenant (percent)						75.00%
Debt Instrument, Debt Covenant, Period Five
Debt Instrument [Line Items]
Debt instrument, debt covenant, required debt to capital covenant (percent)						65.00%
Secured Debt | Senior Secured Term Loan Facility due 2025
Debt Instrument [Line Items]
Debt instrument, face amount			$ 2,800,000,000
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche One | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)			0.75%
Debt instrument, variable rate (percent)			3.00%
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche Two | Eurodollar
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)			0.00%
Debt instrument, variable rate (percent)			3.75%
Secured Debt | Senior Secured Notes Due 2028
Debt Instrument [Line Items]
Debt instrument, face amount		$ 2,400,000,000
Secured Debt | First Priority Senior Secured Term Loan Facility Due 2028
Debt Instrument [Line Items]
Debt Instrument, collateral						$ 25,600,000,000
Debt instrument, interest rate (percent)		4.00%
Secured Debt | Senior Secured Term Loan Facility Due 2023
Debt Instrument [Line Items]
Principal amount of long-term debt purchased		$ 2,000,000,000
Secured Debt | Incremental Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,300,000,000
Principal amount of long-term debt purchased	$ 2,000,000,000
Secured Debt | Incremental Term Loan | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)	0.75%
Debt instrument, variable rate (percent)	3.25%
Unsecured Debt | Senior Unsecured Term Loan Facility due 2027
Debt Instrument [Line Items]
Debt instrument, face amount									$ 3,500,000,000
Debt instrument, interest rate (percent)									5.75%
Unsecured Debt | Senior Unecured Notes Due 2029
Debt Instrument [Line Items]
Debt instrument, face amount						$ 2,000,000,000.0
Debt instrument, interest rate (percent)						6.00%
Export Credit Facility | Export Credit Facility Due 2033
Debt Instrument [Line Items]
Debt instrument, face amount		$ 544,000,000			$ 1,500,000,000
Convertible
Debt Instrument [Line Items]
If-converted above par value						$ 398,000,000
Convertible notes						52,000,000
Convertible | Senior Convertible Notes due 2023
Debt Instrument [Line Items]
Debt instrument, face amount							$ 2,000,000,000
Debt instrument, interest rate (percent)							5.75%
Decrease in principal amount of debt					$ 1,500,000,000
Debt instrument, convertible, number of shares (in shares) | shares				100
Conversion rate, amount				$ 1,000
Debt instrument, conversion price (in dollars per share) | $ / shares				$ 10
Debt instrument, convertible, carrying amount						$ 286,000,000
Debt instrument, effective interest rate (percentage)						12.90%
Debt instrument, convertible, carrying amount, after partial repurchase						$ 0
Convertible | Senior Convertible Notes due 2023 | On or After January 1, 2023
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage (less than 98%)						100.00%